Retirement plans liabilities (Details 6) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of defined benefit plans [line items]
Contractual service margin	R$ (675,194)
Cumulative maturities amount [Member]
Disclosure of defined benefit plans [line items]
Contractual service margin	117,908
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	6,544
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	7,240
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	6,149
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	4,939
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	5,215
Later than five years [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	R$ 87,821